Offsets	Apr. 07, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	RMX INDUSTRIES, INC.
Form or Filing Type	S-1
File Number	333-275142
Initial Filing Date	Oct. 23, 2023
Fee Offset Claimed	$ 3,980.87
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Common Stock, $0.001 par value per share, and related securities
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 31,074,870.00
Termination / Withdrawal Statement	The Registrant changed its name from Reticulate Micro, Inc. to RMX Industries, Inc. on August 1, 2025, pursuant to a Certificate of Amendment to Articles of Incorporation filed with the Secretary of State of the State of Nevada.

The Registrant previously paid filing fees of $4,586.65 in connection with the Registration Statement on Form S-1 (File No. 333-275142) (the “Prior Registration Statement”) initially filed on October 23, 2023, which Prior Registration Statement was withdrawn on May 23, 2024, pursuant to Rule 477 under the Securities Act. No securities were sold under the Prior Registration Statement before it was withdrawn. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the initial filing of this Registration Statement is offset by $4,586.65, representing the fee paid in connection with the Prior Registration Statement, leaving a remaining balance of $605.78 available for future fee offsets by the Registrant.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	RMX INDUSTRIES, INC.
Form or Filing Type	S-1
File Number	333-275142
Filing Date	Oct. 23, 2023
Fee Paid with Fee Offset Source	$ 2,834.83
Termination / Withdrawal Statement	The Registrant changed its name from Reticulate Micro, Inc. to RMX Industries, Inc. on August 1, 2025, pursuant to a Certificate of Amendment to Articles of Incorporation filed with the Secretary ofState of the State of Nevada.

The Registrant previously paid filing fees of $4,586.65 in connection with the Registration Statement on Form S-1 (File No. 333-275142) (the “Prior Registration Statement”) initially filed on October 23,2023, which Prior Registration Statement was withdrawn on May 23, 2024, pursuant to Rule 477 under the Securities Act. No securities were sold under the Prior Registration Statement before it waswithdrawn. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the initial filing of this Registration Statement is offset by $4,586.65, representingthe fee paid in connection with the Prior Registration Statement, leaving a remaining balance of $605.78 available for future fee offsets by the Registrant.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	RMX INDUSTRIES, INC.
Form or Filing Type	S-1
File Number	333-275142
Filing Date	Mar. 11, 2024
Fee Paid with Fee Offset Source	$ 1,751.82
Termination / Withdrawal Statement	The Registrant changed its name from Reticulate Micro, Inc. to RMX Industries, Inc. on August 1, 2025, pursuant to a Certificate of Amendment to Articles of Incorporation filed with the SecretaryofState of the State of Nevada.

The Registrant previously paid filing fees of $4,586.65 in connection with the Registration Statement on Form S-1 (File No. 333-275142) (the “Prior Registration Statement”) initially filed on October23,2023, which Prior Registration Statement was withdrawn on May 23, 2024, pursuant to Rule 477 under the Securities Act. No securities were sold under the Prior Registration Statement before itwaswithdrawn. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the initial filing of this Registration Statement is offset by $4,586.65,representingthe fee paid in connection with the Prior Registration Statement, leaving a remaining balance of $605.78 available for future fee offsets by the Registrant.